Collaboration Revenue		12 Months Ended
	Jul. 02, 2025	Sep. 30, 2024
Sonnet BioTherapeutics Holdings, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Collaboration Revenue

5. Collaboration Revenue

New Life Agreement

Under the New Life Agreement, the Company granted New Life an exclusive license (with the right to sublicense) to develop and commercialize pharmaceutical preparations containing a specific recombinant human IL-6, SON-080 (the “Compound”) (such preparations, the “Products”) for the prevention, treatment or palliation of DPN in humans (the “DPN Field”) in Malaysia, Singapore, Indonesia, Thailand, Philippines, Vietnam, Brunei, Myanmar, Lao PDR and Cambodia (the “Exclusive Territory”). New Life paid the Company an aggregate of $1.0 million in non-refundable upfront cash payments in connection with the execution of the New Life Agreement. The related collaboration revenue was fully recognized by December 31, 2023, as the Company had completed its performance obligations under the New Life Agreement. In December 2024, New Life informed the Company that it has elected to move its business in a different direction and provided the Company with written notice of its intention to exercise its Give Back Option, which is the right to give back the rights with respect to Products in the DPN Field in one or more countries in the Exclusive Territory. The exercise of the Give Back Option is subject to the negotiation and mutual agreement of terms between the Company and New Life.

Alkem Agreement

Under the Alkem Agreement entered into on October 8, 2024 (see Note 1), the Company granted Alkem an exclusive license (with the right to sublicense) to research, develop, manufacture, import, export, market, use and commercialize pharmaceutical products containing its IL-6 (SON-080) asset (or any derivatives, fragments or conjugates thereof) (the “Compounds”) (such products, the “Products”) for the treatment of DPN (the “DPN Field”) and to manufacture, import, export, market, use and commercialize Products for the treatment of CIPN and autonomic neuropathy (together with the DPN Field, the “Fields”) in India. Except as provided for in the Alkem Agreement, the Company agreed not to develop, use, sell, offer or otherwise commercialize any Compounds or Products for use in the DPN Field in India during the term of the Alkem Agreement. The Company retains all rights to manufacture Compounds and Products anywhere in the world. The Company and Alkem will enter into a follow-on supply agreement pursuant to which the Company will manufacture for Alkem Compounds and Products for post-Phase 2 clinical development and commercialization in accordance with the Alkem Agreement on terms to be negotiated by the parties. Pursuant to the terms of the Alkem Agreement, Alkem will bear the cost of, and be responsible for, among other things, conducting clinical studies and additional non-clinical studies (if any, subject to both parties’ approval), preparing and filing applications for regulatory approval and undertaking other developmental and regulatory activities for commercializing Products in the DPN Field in India. Alkem will own and maintain all regulatory filings and approvals for Products in India. Upon payment of a Clinical Data Access Fee (as defined in the Alkem Agreement), the Company will have rights to access and use the data generated by the clinical trials conducted in connection with the Alkem Agreement. Under the terms of the Alkem Agreement, Alkem paid the Company $1.0 million in upfront payments and will pay up to an additional $1.0 million in milestone payments. Additionally, the Company is entitled to receive a royalty equal to a percentage in the low double digits of the net sales of the Product upon commercialization of SON-080 in India, less certain expenses as set forth in the Alkem Agreement.

Revenue recognition

The Company first assessed the Alkem Agreement under ASC 808, Collaborative Arrangements (“ASC 808”), to determine whether the Alkem Agreement or units of accounts within the Alkem Agreement represent a collaborative arrangement based on the risks and rewards and activities of the parties. The Company applied relevant guidance from ASC 606, Revenue from Contracts with Customers (“ASC 606”), to evaluate the appropriate accounting for the collaborative arrangement with Alkem.

In accordance with this guidance, the Company identified the following obligations under the Alkem arrangement: (i) License to research, develop, market, import, use and commercialize the Product in the DPN field in India (the “License”); and (ii) supply of Compound for a Phase 2 clinical trial (“Supply”). The future supply agreement for post-Phase 2 clinical development represents an optional purchase, which will be accounted for as a separate contract, and the Company did not identify any material right to be present. The Company determined that the License and Supply are not distinct from each other and therefore combined these material promises into a single performance obligation. The Company determined the initial transaction price of the single performance obligation to be $1.0 million, as the future development and commercialization milestones, which represent variable consideration, are subject to constraint at inception. At the end of each subsequent reporting period, the Company will reevaluate the probability of achievement of the future development and commercialization milestones subject to constraint and, if necessary, will adjust its estimate of the overall transaction price. Any such adjustments will be recorded on a cumulative catch-up basis. For the sales-based royalties, the Company will recognize revenue when the related sales occur.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Unaudited Interim Consolidated Financial Statements

Collaboration revenue from the single performance obligation related to the Alkem Agreement was recognized at the point-in-time at which the Company transferred the License and Supply to Alkem. Collaboration revenue from the single performance obligation related to the New Life Agreement was recognized over the estimated performance of the research and development activities. The Company recognized $1.0 million and $18,626 of collaboration revenue for the nine months ended June 30, 2025 and 2024, respectively. No collaboration revenue was recognized for the three months ended June 30, 2025 and 2024.

6. Collaboration Revenue

Under the New Life Agreement, the Company granted New Life an exclusive license (with the right to sublicense) to develop and commercialize pharmaceutical preparations containing a specific recombinant human IL-6, SON-080 (the “Compound”) (such preparations, the “Products”) for the prevention, treatment or palliation of diabetic peripheral neuropathy (“DPN”) in humans (the “DPN Field”) in Malaysia, Singapore, Indonesia, Thailand, Philippines, Vietnam, Brunei, Myanmar, Lao PDR and Cambodia (the “Exclusive Territory”). New Life had the option to expand (1) the field of the exclusive license to include the prevention, treatment or palliation of chemotherapy-induced peripheral neuropathy in humans (the “CIPN Field”), which option was non-exclusive and expired on December 31, 2021; and/or (2) the territorial scope of the license to include the People’s Republic of China, Hong Kong and/or India, which option was exclusive and expired on December 31, 2021.

The Company will retain all rights to manufacture Compounds and Products anywhere in the world. The Company and New Life shall enter into a follow-on supply agreement pursuant to which the Company shall supply to New Life Products for development and commercialization thereof in the DPN Field in the Exclusive Territory on terms to be negotiated by the parties. The Company will also assist in transferring certain preclinical and clinical development know-how that is instrumental in New Life’s ability to benefit from the license.

New Life will bear the cost of, and be responsible for, among other things, conducting clinical studies and additional non-clinical studies and other developmental and regulatory activities for and commercializing Products in the DPN Field in the Exclusive Territory.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements

New Life paid the Company a $0.5 million non-refundable upfront cash payment in August 2020 upon executing a letter of intent to negotiate a license agreement and a $0.5 million non-refundable upfront cash payment in June 2021 in connection with the execution of the New Life Agreement. New Life is also obligated to pay a non-refundable deferred license fee of an additional $1.0 million at the time of the satisfaction of certain milestones, as well as potential additional milestone payments to the Company of up to $19.0 million subject to the achievement of certain development and commercialization milestones. In addition, during the Royalty Term (as defined below), New Life is obligated to pay the Company tiered double-digit royalties ranging from 12% to 30% based on annual net sales of Products in the Exclusive Territory. The “Royalty Term” means, on a Product-by-Product and a country-by-country basis in the Exclusive Territory, the period commencing on the date of the first commercial sale (subject to certain conditions) of such Product in such country in the Exclusive Territory and continuing until New Life ceases commercialization of such Product in the DIPN Field.

The New Life Agreement will remain in effect on a Product-by-Product, country-by-country basis and will expire upon the expiration of the Royalty Term for the last-to-expire Product in the last-to-expire country, subject to (i) each party’s early termination rights including for material breach or insolvency or bankruptcy of the other party and (ii) the Company’s Buy Back Option and New Life’s Give Back Option (as defined below).

In addition, New Life granted to the Company an exclusive option to buy back the rights granted by the Company to New Life (the “Buy Back Option”) and the Company granted New Life the right to give back the rights with respect to Products in the DPN Field in one or more countries in the Exclusive Territory on terms to be agreed upon (the “Give Back Option”), which options will expire upon the initiation of a Phase III Trial for the applicable Product. On December 2, 2024, New Life provided the Company with written notice of its intention to exercise its Give Back Option pursuant to the New Life Agreement. The Company is negotiating the terms of the Give Back Option with New Life. If the Company and New Life are unable to reach a mutual agreement on such terms, the Give Back Option will expire unexercised, New Life will retain the rights granted subject to the terms and conditions of the New Life Agreement and the New Life Agreement will remain in effect unless otherwise terminated by either the Company or New Life pursuant to the terms and conditions of the New Life Agreement.

Revenue recognition

The Company first assessed the New Life Agreement under ASC 808, Collaborative Arrangements (“ASC 808”), to determine whether the New Life Agreement or units of accounts within the New Life Agreement represent a collaborative arrangement based on the risks and rewards and activities of the parties. The Company applied relevant guidance from ASC 606, Revenue from Contracts with Customers (“ASC 606”), to evaluate the appropriate accounting for the collaborative arrangement with New Life. In accordance with this guidance, the Company identified the following obligations under the arrangement: (i) License to develop, market, import, use and commercialize the Product in the Field in the Exclusive Territory (the “License”); and (ii) transfer of know-how and clinical development and regulatory activities (“R&D Activities”). The options to expand the CIPN Field and territory as well as the future supply agreement represent optional purchases, which are accounted for as separate contracts. The Company evaluated these separate contracts and did not identify any material right to be present. The Company determined that License and the R&D services are not distinct from each other and therefore combined these material promises into a single performance obligation.

The Company determined the initial transaction price of the single performance obligation to be $1.0 million, as the future development and commercialization milestones, which represent variable consideration, are subject to constraint at inception. At the end of each subsequent reporting period, the Company will reevaluate the probability of achievement of the future development and commercialization milestones subject to constraint and, if necessary, will adjust its estimate of the overall transaction price. Any such adjustments will be recorded on a cumulative catch-up basis. For the sales-based royalties, the Company will recognize revenue when the related sales occur.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements

Collaboration revenue from the single performance obligation is being recognized over the estimated performance of the R&D services. The Company recognized $18,626 and $0.1 million of collaboration revenue for the years ended September 30, 2024 and 2023, respectively.

Subsequent to September 30, 2024, New Life informed the Company that it will exercise its Give Back Option under the New Life Agreement. The Company and New Life are currently negotiating the terms under which New Life will give back its license rights.